DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) MMBTU in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GWh	Dec. 31, 2017 MMBTU	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GWh	Dec. 31, 2016 MMBTU
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 24,841			$ 25,971
Foreign exchange derivatives | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	17,941			16,717
Foreign exchange derivatives | Less than one year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	12,674
Foreign exchange derivatives | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	3,391
Foreign exchange derivatives | After 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,876
Interest rate derivatives | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	6,901			9,254
Interest rate derivatives | Less than one year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	607
Interest rate derivatives | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	5,184
Interest rate derivatives | After 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,110
Equity derivatives | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	22			24
Equity derivatives | Less than one year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	10
Equity derivatives | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	12
Equity derivatives | After 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Commodity instruments | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		15,586	45,014		8,561	0
Commodity instruments | Less than one year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		1,412	37,052
Commodity instruments | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		11,494	7,962
Commodity instruments | After 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		2,680	0
Commodity instruments | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		13,222	3,149		7,343	9,150
Commodity instruments | Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		5,328	2,459
Commodity instruments | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		7,894	690
Commodity instruments | After 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional Amount of Derivate Instrument		0	0
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional	1,384			2,583
Equity derivatives | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	1,362			2,560
Equity derivatives | Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	680
Equity derivatives | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	682
Equity derivatives | After 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	43			182
Credit default swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	43			182
Credit default swaps | Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Credit default swaps | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	43
Credit default swaps | After 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	0
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional	18,433			17,092
Interest rate derivatives | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	11,532			7,838
Interest rate derivatives | Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	7,287
Interest rate derivatives | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	4,034
Interest rate derivatives | After 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	211
Foreign exchange derivatives | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	10,632			$ 5,065
Foreign exchange derivatives | Less than one year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	5,516
Foreign exchange derivatives | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	4,074
Foreign exchange derivatives | After 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 1,042